Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 1,896,493.8		₨ 1,635,624.6
Net unrealized gain/(loss) arising during the period	(1,873.4)		49,345.9
Amounts reclassified to income	(23,271.9)		(8,823.1)
Balance	2,163,404.8	$ 29,578.9	1,896,493.8
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	49,225.4		10,474.3
Net unrealized gain/(loss) arising during the period	(740.6)		47,574.2
Amounts reclassified to income	(23,271.9)		(8,823.1)
Balance	25,212.9	344.7	49,225.4
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,106.2		1,334.5
Net unrealized gain/(loss) arising during the period	(1,132.8)		1,771.7
Amounts reclassified to income	0.0		0.0
Balance	1,973.4	27.0	3,106.2
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	52,331.6	52,331.6	11,808.8
Balance	₨ 27,186.3	$ 371.7	₨ 52,331.6